Loan Payable - Related Party (Details Narrative) - USD ($)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jul. 25, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jun. 29, 2018
Maturity date			Jul. 01, 2020	Jul. 01, 2020
Interest rate			3.00%	3.00%		8.00%
Advanced from related party	$ 39,904		$ 0		$ 25,349
Related Party Promissory Note
Note payable, related party		$ 25,822
Maturity date	Mar. 31, 2021	Mar. 31, 2020
Interest rate		0.05%
Accrued interest, related party note	$ 226		$ 226		$ 226
Advanced from related party		$ 16,270
Total debt	$ 42,092